Principal Accounting Policies - Schedule of Disaggregated Revenue (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Disaggregation of Revenue [Line Items]
Corporate learning solutions	¥ 152,417	$ 21,277	¥ 164,420
Others	477	66	1,336
Total revenues	152,894	$ 21,343	165,756
Subscription-based [Member]
Disaggregation of Revenue [Line Items]
Corporate learning solutions	144,740		151,834
Non-subscription-based [Member]
Disaggregation of Revenue [Line Items]
Corporate learning solutions	¥ 7,677		¥ 12,586